HARRISON STREET REAL ASSETS FUND LLC

Schedule of Investments

December 31, 2025 (Unaudited)

Number of Shares		Value
Private Investment Funds(a) — 87.2%
	Diversified — 87.2%
90,181	AEW Cold Storage Properties Fund LP(b)	$98,372,061
8,795	AgriVest Farmland Fund, Inc.	21,280,925
31,280	Blackstone Infrastructure Partners LP	76,560,000
122,645	BTG Pactual Open Ended Core U.S. Timberland Fund LP	205,219,467
—	Ceres Farmland Holdings LP(b)(c)	125,128,538
—	DigitalBridge AI Infrastructure B LP(d)	8,850,385
—	DigitalBridge AI Infrastructure D LP(e)	13,851,661
64,268,162	DigitalBridge Credit LP(b)	35,858,566
27,610,598	Global Diversified Infrastructure Fund	51,182,717
62,490	Hancock Timberland and Farmland Fund LP(b)	68,152,172
199,608	Harrison Street Infrastructure Fund LP(b)	284,364,157
157,090	IFC Core Farmland Fund LP(f)(g)	195,620,376
—	Infrastructure Debt Fund III LP(h)	6,310,474
112,965	Jamestown Timberland Fund(g)(i)	158,379,106
52,036	Macquarie Global Infrastructure Fund	64,046,949
101,592	National Data Center Fund, LLC(b)	163,765,233
81,670	Nuveen - Global Farmland Fund(b)	76,919,449
—	RMS Evergreen U.S. Forestland Fund LP(b)(j)	72,972,216
65,754	Stockbridge Niche Logistics Fund LP	98,004,599
68,471	U.S. Core Farmland Fund LP(g)(i)	109,576,505
—	Versus Capital Real Assets Sub-REIT II, LLC(g)(k)(l)	52,040,396
	Total Private Investment Funds	1,986,455,952
	(Cost $1,633,554,839)
Common Stocks — 22.1%
	Airport Develop/Maintenance — 0.9%
27,045	Aeroports de Paris SA (France)	3,529,336
3,975,973	Airports of Thailand, PCL (Thailand)	6,670,333
310,768	Grupo Aeroportuario del Pacifico SAB. de CV, Class B (Mexico)	8,163,927
85,108	Japan Airport Terminal Co., Ltd. (Japan)	2,387,408
		20,751,004
	Building-Heavy Constructions — 0.9%
657,112	Cellnex Telecom SA (Spain)(m)	21,160,567

	Electric-Distribution — 1.9%
54,330	Eversource Energy	3,658,039
2,118,290	National Grid, PLC (United Kingdom)	32,489,869
86,794	Sempra	7,663,042
		43,810,950
	Electric-Generation — 0.1%
80,588	SSE PLC (United Kingdom)	2,362,568

Number of Shares		Value
	Electric-Integrated — 7.3%
667,409	CenterPoint Energy, Inc.	$25,588,461
232,664	Chubu Electric Power Co., Inc. (Japan)	3,584,543
49,288	Entergy Corp.	4,555,690
764,193	Equatorial Energia SA (Brazil)	5,369,070
101,499	Evergy, Inc.	7,357,662
488,723	FirstEnergy Corp.	21,880,129
20,292	IDACORP, Inc.	2,568,155
495,489	NextEra Energy, Inc.	39,777,857
1,591,724	PG&E Corp.	25,579,005
407,234	Xcel Energy, Inc.	30,078,303
		166,338,875
	Gas-Distribution — 1.3%
2,062,461	Italgas SpA (Italy)	23,004,354
103,783	NiSource, Inc.	4,333,978
28,393	Southwest Gas Holdings, Inc.	2,272,008
		29,610,340
	Pipelines — 2.9%
30,561	Cheniere Energy, Inc.	5,940,753
74,779	Enbridge, Inc. (Canada)	3,578,234
122,760	Targa Resources Corp.	22,649,220
128,358	TC Energy Corp. (Canada)	7,067,826
458,657	Williams Cos., Inc.	27,569,872
		66,805,905
	Public Thoroughfares — 0.3%
714,869	Transurban Group (Australia)	6,765,089

	REITS-Diversified — 1.3%
293,561	Crown Castle Inc., REIT	26,088,766
4,538	Equinix, Inc., REIT	3,476,834
		29,565,600
	Transport-Rail — 4.4%
76,106	Canadian Pacific Kansas City, Ltd. (Canada)	5,602,879
689,065	CSX Corp.	24,978,606
883,898	East Japan Railway Co. (Japan)	23,296,797
1,090,809	Getlink SE (France)	20,135,675
110,547	Union Pacific Corp.	25,571,732
		99,585,689
	Warehousing & Harbor Transportation Service — 0.3%
566,071	International Container Terminal Services, Inc. (Philippines)	5,432,168

HARRISON STREET REAL ASSETS FUND LLC

Schedule of Investments - Continued

December 31, 2025 (Unaudited)

Number of Shares		Value
	Water — 0.5%
31,735	American Water Works Co., Inc.	$4,141,418
3,623,096	Guangdong Investment Ltd. (Hong Kong)	3,160,776
658,059	Pennon Group, PLC (United Kingdom)	4,663,801
		11,965,995
	Total Common Stocks	504,154,750
	(Cost $459,650,664)
Warrants — 0.0%
	Diversified — 0.0%
1	Spearmint Renewable Development Company, LLC(k)(n)	—
	Total Warrants	—
	(Cost $0)

Principal Amount
Private Debts(a)(k) — 0.5%
	Energy Transition - Battery Storage — 0.5%
	Spearmint Renewable Development Company, LLC, Tranche A
$1,190,170	13.75%, 6/9/2027(o)	1,202,786
1,076,231	13.75%, 6/9/2027(o)	1,087,639
	Spearmint Renewable Development Company, LLC, Tranche B
4,884,334	10.75%, 9/9/2026(o)	4,884,334
4,323,893	10.75%, 9/9/2026(o)	4,323,892
	Total Private Debts	11,498,651
	(Cost $11,463,970)

Number of Shares		Value
Short-Term Investments — 0.5%
10,543,793	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 3.66%	10,543,793
	Total Short-Term Investments	10,543,793
	(Cost $10,543,793)
	Total Investments — 110.3%	2,512,653,146
	(Cost $2,115,213,266)
	Liabilities in excess of Other Assets — (10.3)%	(235,531,285)
	Net Assets — 100.0%	$2,277,121,861

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 6.4% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 2.9% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 4.6% of this Fund.
(f)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(g)	Affiliated issuer.
(h)	Partnership is not designated in units. The Fund owns approximately 9.9% of this Fund.
(i)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(j)	Partnership is not designated in units. The Fund owns approximately 11.3% of this Fund.
(k)	Security value was determined by using significant unobservable inputs.
(l)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,160,567, which represents 0.9% of Net Assets.
(n)	Non-income producing security.
(o)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

LLC — Limited Liability Company
LP — Limited Partnership
PCL — Public Company Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.

As of December 31, 2025, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Cold Storage Properties Fund LP	5/4/2022	90,181	-	$102,220	$98,372	$-	4.3%
AgriVest Farmland Fund, Inc.	7/1/2019	8,795	-	17,513	21,281	-	0.9%
Blackstone Infrastructure Partners LP	3/31/2019	31,280	-	42,886	76,560	10,000	3.4%
BTG Pactual Open Ended Core U.S. Timberland Fund LP	9/18/2017	122,645	-	144,548	205,219	-	9.0%
Ceres Farmland Holdings LP	11/6/2017	-	6.4%	64,524	125,129	-	5.5%
DigitalBridge AI Infrastructure B LP	1/24/2025	-	2.9%	7,984	8,850	7,815	0.4%
DigitalBridge AI Infrastructure D LP	1/24/2025	-	4.6%	12,484	13,852	12,223	0.6%
DigitalBridge Credit LP	12/19/2022	64,268,162	-	50,403	35,859	10,171	1.6%
Global Diversified Infrastructure Fund	6/30/2025	27,610,598	-	46,366	51,183	-	2.2%
Hancock Timberland and Farmland Fund LP	9/18/2017	62,490	-	65,283	68,152	-	3.0%
Harrison Street Infrastructure Fund LP	7/2/2018	199,608	-	217,378	284,364	-	12.4%
IFC Core Farmland Fund LP	10/25/2019	157,090	-	180,947	195,620	-	8.6%
Infrastructure Debt Fund III LP	10/1/2018	-	9.9%	10,771	6,310	-	0.3%
Jamestown Timberland Fund	7/2/2018	112,965	-	126,446	158,379	-	7.0%
Macquarie Global Infrastructure Fund	3/15/2022	52,036	-	52,816	64,047	-	2.8%
National Data Center Fund, LLC	4/1/2021	101,592	-	107,067	163,765	-	7.2%
Nuveen - Global Farmland Fund	7/28/2020	81,670	-	80,170	76,919	53,757	3.4%
RMS Evergreen U.S. Forestland Fund LP	9/18/2017	-	11.3%	49,177	72,972	-	3.2%
Spearmint Renewable Development Company, LLC, Tranche A	1/19/2024	1,190,170	-	1,184	1,203	-	0.1%
Spearmint Renewable Development Company, LLC, Tranche A	1/19/2024	1,076,230	-	1,072	1,088	-	0.0%
Spearmint Renewable Development Company, LLC, Tranche B	1/19/2024	4,884,334	-	4,884	4,884	-	0.2%
Spearmint Renewable Development Company, LLC, Tranche B	1/19/2024	4,323,892	-	4,324	4,324	-	0.2%
Stockbridge Niche Logistics Fund LP	4/2/2024	65,754	-	100,000	98,005	-	4.3%
U.S. Core Farmland Fund LP	9/18/2017	68,471	-	90,516	109,577	-	4.8%
Versus Capital Real Assets Sub-REIT II, LLC	9/29/2017	-	100.0%	64,056	52,040	-	2.3%
				$1,645,019	$1,997,954	$93,966	87.7%

(a)	The securities include Investment Funds, private debt investments, and a wholly-owned REIT subsidiaries. The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The Fund has also invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets.

(b)	Initial acquisition date as shares are purchased at various dates.

(c)	Unfunded Commitments to Investment Funds approximate their fair values.